Shareholder Report, Holdings (Details) - C000256190 [Member]	Nov. 30, 2025
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Hikari Tsushin, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Grupo Aeroportuario del Centro Norte SAB de CV - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Western Midstream Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Grupo Aeroportuario del Pacifico SAB de CV - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
MPLX LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.60%)